Shareholders' equity (Details) - Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options - R$ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity (Details) - Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options [Line Items]
Grantees		9,955,000	15,895,000
Exercised		(5,489,000)	(7,340,000)
Cancelled		(2,058,000)	(1,150,000)
Outstanding		(208,000)	(345,000)
Current		2,200,000	7,060,000
B5 [Member]
Shareholders' equity (Details) - Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options [Line Items]
Grant date			May 31, 2018
1st exercise date			May 31, 2021
Strike price on the grant date (in Brazil Real per share)			R$ 0.01
Grantees			2,970,000
Exercised			(2,640,000)
Cancelled			(245,000)
Outstanding			(85,000)
Current
C5 [Member]
Shareholders' equity (Details) - Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options [Line Items]
Grant date			May 31, 2018
1st exercise date			May 31, 2021
Strike price on the grant date (in Brazil Real per share)			R$ 47.19
Grantees			2,970,000
Exercised			(2,410,000)
Cancelled			(300,000)
Outstanding			(260,000)
Current
B6 [Member]
Shareholders' equity (Details) - Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options [Line Items]
Grant date	[1]	May 31, 2019	May 31, 2019
1st exercise date	[1]	May 31, 2022	May 31, 2022
Strike price on the grant date (in Brazil Real per share)	[1]	R$ 0.01	R$ 0.01
Grantees	[1]	2,310,000	2,310,000
Exercised	[1]	(2,005,000)	(645,000)
Cancelled	[1]	(174,000)	(165,000)
Outstanding	[1]	(131,000)
Current	[1]		1,500,000
C6 [Member]
Shareholders' equity (Details) - Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options [Line Items]
Grant date	[1]	May 31, 2019	May 31, 2019
1st exercise date	[1]	May 31, 2022	May 31, 2022
Strike price on the grant date (in Brazil Real per share)	[1]	R$ 53.23	R$ 53.23
Grantees	[1]	1,795,000	1,795,000
Exercised	[1]	(952,000)	(610,000)
Cancelled	[1]	(766,000)	(210,000)
Outstanding	[1]	(77,000)
Current	[1]		975,000
B7 [Member]
Shareholders' equity (Details) - Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options [Line Items]
Grant date	[2]	Jan. 31, 2021	Jan. 31, 2021
1st exercise date	[2]	May 31, 2023	May 31, 2023
Strike price on the grant date (in Brazil Real per share)	[2]	R$ 0.01	R$ 0.01
Grantees	[2]	3,365,000	3,365,000
Exercised	[2]	(1,726,000)	(515,000)
Cancelled	[2]	(523,000)	(115,000)
Outstanding	[2]
Current	[2]	1,116,000	2,735,000
C7 [Member]
Shareholders' equity (Details) - Schedule of spin-off from GPA, certain company executives received compensation in the form of GPA stock options [Line Items]
Grant date	[2]	Jan. 31, 2021	Jan. 31, 2021
1st exercise date	[2]	May 31, 2023	May 31, 2023
Strike price on the grant date (in Brazil Real per share)	[2]	R$ 38.58	R$ 38.58
Grantees	[2]	2,485,000	2,485,000
Exercised	[2]	(806,000)	(520,000)
Cancelled	[2]	(595,000)	(115,000)
Outstanding	[2]
Current	[2]	1,084,000	1,850,000

[1]	From this total, 407 thousand are related to Company’s executives in 2021.
[2]	From this total, 525 thousand are related to Company’s executives in 2022 and 2021.